Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2016	2017	2018
A/S Klaveness Chartering	52%	26%	32%
Amaggi Europe B.V.	-	17%	11%
Dampskibsselskabet Norden A/S	26%	18%	-
China National Chartering (Hong Kong) Co., Limited	-	13%	-
Quadra Commodities S.A.	13%	-	-